Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	$ (73,931)	$ (103,212)
Forward contracts - liability position	(1,009)	0
Total	(74,940)	(103,212)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts - liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	(73,931)	(103,212)
Forward contracts - liability position	(1,009)	0
Total	(74,940)	(103,212)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts - liability position	0	0
Total	$ 0	$ 0